General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - General and Administrative Expense [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Line Items]
Employee compensation and benefits	$ 526,895	$ 312,479	$ 323,325
Travel and communication expenses	49,451	34,267	33,068
Rent and utilities	83,079	58,466	70,178
Consulting fees	1,032,197	310,039	53,169
Insurance	13,386	13,165	16,699
Depreciation and amortization expenses	116,451	60,698	55,042
Sales tax	76,654	80,595	82,052
Entertainment	23,748	17,193	5,193
Office and miscellaneous	96,007	42,598	51,893
Total	$ 2,017,868	$ 929,500	$ 690,619